Property and equipment, net - Depreciation expenses on property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property and equipment, net
Total depreciation expenses	$ 3,766	$ 3,534
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfGoodsAndServicesSold
Property and equipment, net
Total depreciation expenses	1,482	693
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Property and equipment, net
Total depreciation expenses	1,470	1,858
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Property and equipment, net
Total depreciation expenses	$ 814	$ 983